Athene Variable Annuity Account A
Financial Statements
As of and for the year ended December 31, 2024

Athene Variable Annuity Account A
Index to Financial Statements
As of and for the year ended December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Athene Variable Annuity Account A and the
Board of Directors of Athene Annuity and Life Assurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Annuity Account A (the “Account”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, changes in net assets for the years ended December 31, 2024 and 2023, the financial highlights for the years ended December 31, 2024, 2023, and 2022 and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund	Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Invesco Variable Investment Funds High Yield Fund	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Science Portfolio II
Invesco Variable Investment Funds Core Equity Fund	Fidelity Variable Insurance Products Mid-Cap Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
LVIP American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Fidelity Variable Insurance Products Government Money Market Fund	Vanguard Variable Insurance Funds Real Estate Index Portfolio
LVIP American Century Variable Portfolios, Inc. VP Value Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
The Alger Funds Large Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
The Alger Funds Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Growth & Income Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
The Alger Funds Capital Appreciation Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Des Moines, Iowa
April 28, 2025

We have served as the Account’s auditor since 2022.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$230,255	$2,748	$17,637	$433,901	$304,324
Total Assets	$230,255	$2,748	$17,637	$433,901	$304,324

Net assets in the accumulation period	$230,255	$2,748	$17,637	$433,901	$304,324
Net assets	$230,255	$2,748	$17,637	$433,901	$304,324

Accumulation unit value low	$41.800	$37.290	$20.490	$34.590	$28.960
Accumulation unit value high	$52.260	$39.170	$23.300	$37.560	$54.870

Accumulation units outstanding	9,141	141	1,977	21,785	11,147

Shares of mutual funds owned	2,887	142	3,697	12,906	21,046

Investments, at cost	$146,872	$2,404	$19,203	$387,235	$309,282
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$29,994	$484,806	$82,941	$373,297	$476,326
Total Assets	$29,994	$484,806	$82,941	$373,297	$476,326

Net assets in the accumulation period	$29,994	$484,806	$82,941	$373,297	$476,326
Net assets	$29,994	$484,806	$82,941	$373,297	$476,326

Accumulation unit value low	$28.970	$32.430	$37.880	$35.370	$59.820
Accumulation unit value high	$35.440	$54.690	$55.960	$37.440	$96.920

Accumulation units outstanding	2,098	17,431	2,707	17,899	15,816

Shares of mutual funds owned	3,500	39,641	930	18,299	4,111

Investments, at cost	$31,081	$441,447	$59,156	$386,513	$328,882
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091
Total Assets	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091

Net assets in the accumulation period	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091
Net assets	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091

Accumulation unit value low	$16.860	$43.780	$58.610	$42.450	$12.860	$9.330
Accumulation unit value high	$22.120	$67.660	$65.160	$44.660	$14.820	$10.770

Accumulation units outstanding	36,842	2,250	13,474	3,340	31,106	126,092

Shares of mutual funds owned	12,613	549	6,456	1,821	22,133	882,092

Investments, at cost	$287,986	$43,581	$284,357	$66,158	$277,295	$882,456
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$13,928	$1,748	$270,431	$3,093
Total Assets	$13,928	$1,748	$270,431	$3,093

Net assets in the accumulation period	$13,928	$1,748	$270,431	$3,093
Net assets	$13,928	$1,748	$270,431	$3,093

Accumulation unit value low	$28.940	$19.560	$29.090	$26.070
Accumulation unit value high	$47.410	$20.550	$32.290	$27.390

Accumulation units outstanding	1,007	462	18,395	320

Shares of mutual funds owned	317	168	6,774	117

Investments, at cost	$10,577	$1,961	$230,560	$2,751
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$335,947	$6,033	$5,113	$58,078
Total Assets	$335,947	$6,033	$5,113	$58,078

Net assets in the accumulation period	$335,947	$6,033	$5,113	$58,078
Net assets	$335,947	$6,033	$5,113	$58,078

Accumulation unit value low	$66.960	$28.220	$72.330	$25.070
Accumulation unit value high	$70.500	$29.640	$75.980	$27.420

Accumulation units outstanding	11,155	472	8,912	4,377

Shares of mutual funds owned	5,591	214	108	2,773

Investments, at cost	$209,394	$5,384	$3,711	$54,826
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2024

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$8,546	$4,126	$1	$14,031	$4
Total Assets	$8,546	$4,126	$1	$14,031	$4

Net assets in the accumulation period	$8,546	$4,126	$1	$14,031	$4
Net assets	$8,546	$4,126	$1	$14,031	$4

Accumulation unit value low	$41.060	$24.240	$11.430	$47.050	$60.540
Accumulation unit value high	$43.130	$25.460	$12.010	$49.430	$63.590

Accumulation units outstanding	398	403	154	679	—

Shares of mutual funds owned	318	352	—	250	—

Investments, at cost	$6,416	$4,121	$2	$8,822	$3
(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

					Lazard
	BNY Mellon Investments		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Income
Dividends	$2,468	$30	$984	$2,855	$—
Expenses
Mortality and expense and administration charges	2,695	48	271	5,078	3,661
Net investment income (loss)	(227)	(18)	713	(2,223)	(3,661)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	5,531	11	(31)	1,269	(2,403)
Capital gain distributions	13,013	58	—	34,282	10,534
Net realized gain (loss) on investments	18,544	69	(31)	35,551	8,131

Net change in unrealized appreciation
(depreciation) on investments	24,533	106	315	51,209	21,873
Net increase (decrease) in net assets
resulting from operations	$42,850	$157	$997	$84,537	$26,343
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$391	$13,572	$—	$—	$—
Expenses
Mortality and expense and administration charges	455	5,861	902	4,429	5,482
Net investment income (loss)	(64)	7,711	(902)	(4,429)	(5,482)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(247)	6,051	263	4,875	23,254
Capital gain distributions	—	25,893	—	—	—
Net realized gain (loss) on investments	(247)	31,944	263	4,875	23,254

Net change in unrealized appreciation
(depreciation) on investments	3,509	(4,362)	24,797	62,521	146,985
Net increase (decrease) in net assets
resulting from operations	$3,198	$35,293	$24,158	$62,967	$164,757
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$4,591	$—	$108	$365	$8,360	$43,030
Expenses
Mortality and expense and administration charges	4,076	692	4,195	852	2,947	10,968
Net investment income (loss)	515	(692)	(4,087)	(487)	5,413	32,062

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,331	1,441	6,679	114	(482)	—
Capital gain distributions	15,148	10,975	41,612	8,468	—	—
Net realized gain (loss) on investments	17,479	12,416	48,291	8,582	(482)	—

Net change in unrealized appreciation
(depreciation) on investments	(7,983)	(180)	43,997	1,334	(3,247)	—
Net increase (decrease) in net assets
resulting from operations	$10,011	$11,544	$88,201	$9,429	$1,684	$32,062
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$197	$97	$2,266	$14
Expenses
Mortality and expense and administration charges	220	30	3,309	53
Net investment income (loss)	(23)	67	(1,043)	(39)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	82	(6)	3,430	8
Capital gain distributions	—	—	19,678	317
Net realized gain (loss) on investments	82	(6)	23,108	325

Net change in unrealized appreciation
(depreciation) on investments	508	20	22,181	68
Net increase (decrease) in net assets
resulting from operations	$567	$81	$44,246	$354
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$97	$—	$1,313
Expenses
Mortality and expense and administration charges	3,888	104	99	766
Net investment income (loss)	(3,888)	(7)	(99)	547

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,656	48	74	194
Capital gain distributions	13,538	396	484	1,594
Net realized gain (loss) on investments	15,194	444	558	1,788

Net change in unrealized appreciation
(depreciation) on investments	73,527	85	(479)	2,288
Net increase (decrease) in net assets
resulting from operations	$84,833	$522	$(20)	$4,623
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2024

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$112	$127	$—	$160	$—
Expenses
Mortality and expense and administration charges	161	82	—	262	—
Net investment income (loss)	(49)	45	—	(102)	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	70	(4)	—	136	—
Capital gain distributions	94	107	—	880	—
Net realized gain (loss) on investments	164	103	—	1,016	—

Net change in unrealized appreciation
(depreciation) on investments	858	(42)	—	1,547	—
Net increase (decrease) in net assets
resulting from operations	$973	$106	$—	$2,461	$—
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Net assets at December 31, 2022	$156,150	$2,290	$18,979	$227,591	$239,558
Changes from 2023 operations
Net investment income (loss)	257	(16)	560	(1,343)	(3,127)
Net realized gain (loss) on investments	10,919	135	(551)	5,779	(3,218)
Net change in unrealized appreciation
(depreciation) on investments	26,421	188	1,363	45,561	27,517
Net increase (decrease) in net
assets resulting from operations	37,597	307	1,372	49,997	21,172
Contract transactions
Surrenders and death benefits	(1,119)	—	(4,036)	(644)	(8,964)
Contract maintenance charges	(46)	(3)	(11)	(46)	(41)
Other transfers between sub-accounts,
including fixed interest account	(4,751)	—	182	74,782	14,586
Net increase (decrease) in net assets
resulting from contract transactions	(5,916)	(3)	(3,865)	74,092	5,581
Total increase (decrease) in net assets	31,681	304	(2,493)	124,089	26,753
Net assets at December 31, 2023	$187,831	$2,594	$16,486	$351,680	$266,311
Changes from 2024 operations
Net investment income (loss)	(227)	(18)	713	(2,223)	(3,661)
Net realized gain (loss) on investments	18,544	69	(31)	35,551	8,131
Net change in unrealized appreciation (depreciation) on investments	24,533	106	315	51,209	21,873
Net increase (decrease) in net
assets resulting from operations	42,850	157	997	84,537	26,343
Contract transactions
Surrenders and death benefits	—	—	—	(800)	(3,545)
Contract maintenance charges	(20)	(3)	(11)	(31)	(36)
Other transfers between sub-accounts,
including fixed interest account	(406)	—	165	(1,485)	15,251
Net increase (decrease) in net assets
resulting from contract transactions	(426)	(3)	154	(2,316)	11,670
Total increase (decrease) in net assets	42,424	154	1,151	82,221	38,013
Net assets at December 31, 2024	$230,255	$2,748	$17,637	$433,901	$304,324
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$30,131	$344,815	$17,333	$255,554	$299,800
Changes from 2023 operations
Net investment income (loss)	(5)	4,261	(271)	(3,560)	(4,404)
Net realized gain (loss) on investments	(1,080)	30,099	90	3,400	891
Net change in unrealized appreciation
(depreciation) on investments	2,902	(6,603)	5,974	55,520	123,794
Net increase (decrease) in net
assets resulting from operations	1,817	27,757	5,793	55,360	120,281
Contract transactions
Surrenders and death benefits	(4,017)	(5,002)	(1,069)	(924)	(849)
Contract maintenance charges	(39)	(38)	(8)	(19)	(38)
Other transfers between sub-accounts,
including fixed interest account	435	60,050	36,739	2,302	(38,280)
Net increase (decrease) in net assets
resulting from contract transactions	(3,621)	55,010	35,662	1,359	(39,167)
Total increase (decrease) in net assets	(1,804)	82,767	41,455	56,719	81,114
Net assets at December 31, 2023	$28,327	$427,582	$58,788	$312,273	$380,914
Changes from 2024 operations
Net investment income (loss)	(64)	7,711	(902)	(4,429)	(5,482)
Net realized gain (loss) on investments	(247)	31,944	263	4,875	23,254
Net change in unrealized appreciation (depreciation) on investments	3,509	(4,362)	24,797	62,521	146,985
Net increase (decrease) in net
assets resulting from operations	3,198	35,293	24,158	62,967	164,757
Contract transactions
Surrenders and death benefits	(1,389)	(2,266)	—	—	—
Contract maintenance charges	(38)	(38)	(6)	(17)	(31)
Other transfers between sub-accounts,
including fixed interest account	(104)	24,235	1	(1,926)	(69,314)
Net increase (decrease) in net assets
resulting from contract transactions	(1,531)	21,931	(5)	(1,943)	(69,345)
Total increase (decrease) in net assets	1,667	57,224	24,153	61,024	95,412
Net assets at December 31, 2024	$29,994	$484,806	$82,941	$373,297	$476,326
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2022	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585
Changes from 2023 operations
Net investment income (loss)	(1,280)	(578)	(3,399)	(448)	2,891	15,863
Net realized gain (loss) on investments	19,920	4,519	45,763	1,990	(533)	—
Net change in unrealized appreciation
(depreciation) on investments	33,038	7,938	49,357	6,439	6,825	—
Net increase (decrease) in net
assets resulting from operations	51,678	11,879	91,721	7,981	9,183	15,863
Contract transactions
Surrenders and death benefits	(2,150)	(6,152)	(7,176)	(4,996)	(430)	(1,613)
Contract maintenance charges	(21)	(48)	(17)	(16)	(20)	(112)
Other transfers between sub-accounts,
including fixed interest account	(32,511)	(552)	(101,845)	(5,072)	21,424	405,119
Net increase (decrease) in net assets
resulting from contract transactions	(34,682)	(6,752)	(109,038)	(10,084)	20,974	403,394
Total increase (decrease) in net assets	16,996	5,127	(17,317)	(2,103)	30,157	419,257
Net assets at December 31, 2023	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842
Changes from 2024 operations
Net investment income (loss)	515	(692)	(4,087)	(487)	5,413	32,062
Net realized gain (loss) on investments	17,479	12,416	48,291	8,582	(482)	—
Net change in unrealized appreciation (depreciation) on investments	(7,983)	(180)	43,997	1,334	(3,247)	—
Net increase (decrease) in net
assets resulting from operations	10,011	11,544	88,201	9,429	1,684	32,062
Contract transactions
Surrenders and death benefits	(559)	(1,513)	—	—	—	(4,879)
Contract maintenance charges	(17)	(46)	(9)	(10)	(12)	(74)
Other transfers between sub-accounts,
including fixed interest account	5,577	5	(11,964)	(1)	29,295	13,140
Net increase (decrease) in net assets
resulting from contract transactions	5,001	(1,554)	(11,973)	(11)	29,283	8,187
Total increase (decrease) in net assets	15,012	9,990	76,228	9,418	30,967	40,249
Net assets at December 31, 2024	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$19,802	$5,380	$209,139	$3,774
Changes from 2023 operations
Net investment income (loss)	(32)	28	(673)	(41)
Net realized gain (loss) on investments	2,406	(605)	5,789	266
Net change in unrealized appreciation
(depreciation) on investments	(808)	689	19,276	121
Net increase (decrease) in net
assets resulting from operations	1,566	112	24,392	346
Contract transactions
Surrenders and death benefits	(7,606)	(4,012)	(9,962)	(1,347)
Contract maintenance charges	(41)	(4)	(33)	(7)
Other transfers between sub-accounts,
including fixed interest account	(327)	195	5,748	(19)
Net increase (decrease) in net assets
resulting from contract transactions	(7,974)	(3,821)	(4,247)	(1,373)
Total increase (decrease) in net assets	(6,408)	(3,709)	20,145	(1,027)
Net assets at December 31, 2023	$13,394	$1,671	$229,284	$2,747
Changes from 2024 operations
Net investment income (loss)	(23)	67	(1,043)	(39)
Net realized gain (loss) on investments	82	(6)	23,108	325
Net change in unrealized appreciation (depreciation) on investments	508	20	22,181	68
Net increase (decrease) in net
assets resulting from operations	567	81	44,246	354
Contract transactions
Surrenders and death benefits	—	—	(746)	—
Contract maintenance charges	(32)	(4)	(19)	(7)
Other transfers between sub-accounts,
including fixed interest account	(1)	—	(2,334)	(1)
Net increase (decrease) in net assets
resulting from contract transactions	(33)	(4)	(3,099)	(8)
Total increase (decrease) in net assets	534	77	41,147	346
Net assets at December 31, 2024	$13,928	$1,748	$270,431	$3,093
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2022	$227,416	$5,146	$5,118	$47,417
Changes from 2023 operations
Net investment income (loss)	(3,670)	8	(91)	496
Net realized gain (loss) on investments	68,472	260	256	301
Net change in unrealized appreciation
(depreciation) on investments	41,666	114	(123)	5,729
Net increase (decrease) in net
assets resulting from operations	106,468	382	42	6,526
Contract transactions
Surrenders and death benefits	—	—	—	—
Contract maintenance charges	(37)	(7)	(6)	(28)
Other transfers between sub-accounts,
including fixed interest account	(82,682)	(1)	4	(174)
Net increase (decrease) in net assets
resulting from contract transactions	(82,719)	(8)	(2)	(202)
Total increase (decrease) in net assets	23,749	374	40	6,324
Net assets at December 31, 2023	$251,165	$5,520	$5,158	$53,741
Changes from 2024 operations
Net investment income (loss)	(3,888)	(7)	(99)	547
Net realized gain (loss) on investments	15,194	444	558	1,788
Net change in unrealized appreciation (depreciation) on investments	73,527	85	(479)	2,288
Net increase (decrease) in net
assets resulting from operations	84,833	522	(20)	4,623
Contract transactions
Surrenders and death benefits	—	—	—	—
Contract maintenance charges	(43)	(7)	(6)	(22)
Other transfers between sub-accounts,
including fixed interest account	(8)	(2)	(19)	(264)
Net increase (decrease) in net assets
resulting from contract transactions	(51)	(9)	(25)	(286)
Total increase (decrease) in net assets	84,782	513	(45)	4,337
Net assets at December 31, 2024	$335,947	$6,033	$5,113	$58,078
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2024 and 2023

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2022	$6,711	$4,944	$1,245	$11,978	$3
Changes from 2023 operations
Net investment income (loss)	(37)	40	23	(72)	—
Net realized gain (loss) on investments	172	79	(225)	1,057	—
Net change in unrealized appreciation
(depreciation) on investments	776	238	227	1,421	1
Net increase (decrease) in net
assets resulting from operations	911	357	25	2,406	1
Contract transactions
Surrenders and death benefits	—	(1,348)	(1,331)	(2,704)	—
Contract maintenance charges	(25)	(6)	—	(22)	—
Other transfers between sub-accounts,
including fixed interest account	—	77	62	(70)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(1,277)	(1,269)	(2,796)	—
Total increase (decrease) in net assets	886	(920)	(1,244)	(390)	1
Net assets at December 31, 2023	$7,597	$4,024	$1	$11,588	$4
Changes from 2024 operations
Net investment income (loss)	(49)	45	—	(102)	—
Net realized gain (loss) on investments	164	103	—	1,016	—
Net change in unrealized appreciation (depreciation) on investments	858	(42)	—	1,547	—
Net increase (decrease) in net
assets resulting from operations	973	106	—	2,461	—
Contract transactions
Surrenders and death benefits	—	—	—	—	—
Contract maintenance charges	(24)	(5)	—	(23)	—
Other transfers between sub-accounts,
including fixed interest account	—	1	—	5	—
Net increase (decrease) in net assets
resulting from contract transactions	(24)	(4)	—	(18)	—
Total increase (decrease) in net assets	949	102	—	2,443	—
Net assets at December 31, 2024	$8,546	$4,126	$1	$14,031	$4
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
On October 11, 2024, Athene Annuity & Life Assurance Company (AADE) merged with and into Athene Annuity and Life Company (AAIA), with AAIA as the surviving entity following the receipt of all required regulatory approvals.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account (the Subaccounts). The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
*LVIP American Century Variable Portfolios, Inc.	*LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Science Portfolio II	Health Science Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)
*The fund name changed in 2024. The fund was formerly known as American Century Variable Portfolios, Inc.

Adopted Accounting Pronouncements
Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07)
The amendments in the update require disclosure of incremental segment information on an annual and interim basis for all public entities to provide analyses useful to investors for decision making. The update requires public entities, including those with a single reportable segment, to report significant segment expenses that are regularly provided to and used by the chief operating decision maker in managing the business.

The company adopted this update effective December 31, 2024 and updated disclosure are included below in - Summary of Significant Accounting Policies.
2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2024.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
Segment Reporting
Each Subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (CODM) oversees the activities of the Separate Account using information of each Subaccount. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by the Company to support the liabilities of the applicable insurance contracts. The President of the Company is the CODM.
The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operations decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each Subaccount’s operating segment significant expenses. All assets and revenue are generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.
3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contract holder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contract holder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charges
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract holder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2024:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$20,706	$8,347
Small Cap Stock Index Portfolio	88	50
Invesco Variable Investment Funds
High Yield Fund	1,206	339
Core Equity Fund	37,699	7,957
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	30,123	11,580
LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	555	2,151
VP Value Fund	69,646	14,111
The Alger Funds
Large Cap Growth Portfolio	—	907
Mid Cap Growth Portfolio	19,088	25,461
Capital Appreciation Portfolio	6,936	81,762
Fidelity Variable Insurance Products
Overseas Portfolio	27,634	6,971
Growth Portfolio	10,975	2,246
Contrafund Portfolio	43,301	17,749
Mid-Cap Portfolio	8,833	864
Investment Grade Bond Portfolio	37,649	2,954
Government Money Market Portfolio	56,206	15,957
Janus Henderson Portfolio
Overseas Portfolio	197	254
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	97	34
Growth & Income Portfolio	28,290	12,754
Mid Cap Stock Portfolio	331	60
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	13,538	3,939
Equity Income Portfolio II	493	113
Health Sciences Portfolio II	484	103
Moderate Allocation Portfolio	2,956	1,101
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	206	185
Real Estate Index Portfolio	235	86
Total Bond Market Index Portfolio	—	—
Total Stock Market Index Portfolio	1,040	280
Capital Growth Portfolio	—	—

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2024 and 2023 were as follows:

	Years Ended December 31,
	2024	2023
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	—	—
Redemptions and transfers to/from	(18)	(149)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	—
Invesco Variable Investment Funds High Yield Fund
Contract purchases	—	—
Redemptions and transfers to/from	7	(211)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	—	—
Redemptions and transfers to/from	(64)	2,570
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	221	120
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	(45)	(133)
LVIP American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	412	1,073
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	1,280
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	45
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

	Years Ended December 31,
	2024	2023
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1,287)	(998)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	252	(2,128)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(34)	(197)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(206)	(2,256)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(271)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	2,017	1,443
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	789	38,923
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(225)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(212)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

	Years Ended December 31,
	2024	2023
	Units	Units

Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(81)	(175)
Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(66)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(1,596)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	—	—
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	—	—
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(11)	(9)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(1)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(59)
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(111)
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(82)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	—
		(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2024	9,141	$41.80	$52.26	$230,255	1.17%	1.25%	2.00%	22.17%	23.10%
2023	9,159	34.02	42.41	187,831	1.45	1.25	2.00	23.92	24.85
2022	9,308	27.30	34.14	156,150	0.98	1.25	2.00	(20.24)	(19.64)
2021	4,735	34.05	42.69	200,408	1.13	1.25	2.00	25.87	26.82
2020	5,231	26.90	33.83	174,589	1.60	1.25	2.00	15.67	16.54
Small Cap Stock Index Portfolio
2024	141	37.29	39.17	2,748	1.12	1.25	2.00	5.80	6.07
2023	141	35.24	36.93	2,594	0.53	1.25	2.00	13.11	13.39
2022	141	31.16	32.57	2,290	0.92	1.25	2.00	(18.30)	(18.09)
2021	70	38.14	39.76	2,799	0.65	1.25	2.00	23.65	23.96
2020	122	30.84	32.08	3,838	1.03	1.25	2.00	8.44	8.71
Invesco Variable Investment Funds
High Yield Fund
2024	1,977	20.49	23.30	17,637	5.78	1.25	2.00	5.58	6.38
2023	1,970	19.41	21.90	16,486	8.55	1.25	2.00	8.00	8.81
2022	2,181	17.97	20.13	18,979	4.31	1.25	2.00	(11.34)	(10.68)
2021	1,181	20.27	22.53	25,210	4.74	1.25	2.00	2.32	3.09
2020	1,172	19.81	21.86	24,307	6.03	1.25	2.00	1.27	2.03
Core Equity Fund
2024	21,785	34.59	37.56	433,901	0.71	1.25	2.00	23.10	24.04
2023	21,849	27.94	30.43	351,680	0.73	1.25	2.00	20.93	21.84
2022	19,279	22.98	25.10	227,591	0.93	1.25	2.00	(22.12)	(21.53)
2021	9,705	29.34	32.15	294,038	0.67	1.25	2.00	25.21	26.15
2020	9,921	23.31	25.62	238,337	1.40	1.25	2.00	11.59	12.43
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2024	11,147	28.96	54.87	304,324	—	1.25	2.00	8.90	9.72
2023	10,926	26.59	50.01	266,311	—	1.25	2.00	7.85	8.66
2022	10,806	24.66	46.02	239,558	—	1.25	2.00	(17.19)	(16.56)
2021	5,569	29.77	55.16	305,455	0.05	1.25	2.00	17.50	18.38
2020	5,608	25.34	46.59	259,805	0.19	1.25	2.00	4.64	5.43
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2024	2,098	$28.97	$35.44	$29,994	1.31%	1.25%	2.00%	10.90%	11.74%
2023	2,143	25.98	31.72	28,327	2.54	1.25	2.00	6.51	7.31
2022	2,276	24.26	29.56	30,131	1.72	1.25	2.00	(14.46)	(13.82)
2021	1,224	28.20	34.30	40,664	1.07	1.25	2.00	21.20	22.12
2020	1,398	23.14	28.09	38,033	1.94	1.25	2.00	9.59	10.42
VP Value Fund
2024	17,431	32.43	54.69	484,806	2.96	1.25	2.00	7.31	8.12
2023	17,019	30.22	50.58	427,582	2.51	1.25	2.00	6.86	7.66
2022	15,946	28.28	46.98	344,815	2.13	1.25	2.00	(1.37)	(0.63)
2021	8,430	28.67	47.28	388,985	1.74	1.25	2.00	22.05	22.96
2020	8,815	23.49	38.45	329,488	2.35	1.25	2.00	(1.03)	(0.28)
The Alger Funds
Large Cap Growth Portfolio
2024	2,707	37.88	55.96	82,941	—	1.25	2.00	40.04	41.10
2023	2,707	26.90	39.86	58,788	—	1.25	2.00	30.05	31.03
2022	1,427	20.57	30.57	17,333	—	1.25	2.00	(39.87)	(39.42)
2021	805	34.03	50.71	28,620	—	1.25	2.00	9.63	10.45
2020	805	30.87	46.14	25,920	0.19	1.25	2.00	63.72	64.95
Mid Cap Growth Portfolio
2024	17,899	35.37	37.44	373,297	—	1.25	2.00	18.65	19.55
2023	17,900	29.88	31.30	312,273	—	1.25	2.00	20.74	21.65
2022	17,855	24.61	25.86	255,554	—	1.25	2.00	(37.34)	(36.87)
2021	8,104	39.06	41.17	330,439	—	1.25	2.00	2.14	2.91
2020	7,818	38.03	40.21	309,726	—	1.25	2.00	61.36	62.58
Capital Appreciation Portfolio
2024	15,816	59.82	96.92	476,326	—	1.25	2.00	45.18	46.28
2023	17,103	40.98	66.59	380,914	—	1.25	2.00	40.31	41.36
2022	18,101	29.05	47.34	299,800	—	1.25	2.00	(37.78)	(37.31)
2021	8,415	46.43	75.90	407,884	—	1.25	2.00	16.77	17.65
2020	8,568	39.54	64.84	352,986	—	1.25	2.00	38.94	39.99
Fidelity Variable Insurance Products
Overseas Portfolio
2024	36,842	16.86	22.12	317,211	1.42	1.25	2.00	2.71	3.49
2023	36,590	16.33	21.48	302,199	0.83	1.25	2.00	17.85	18.73
2022	38,718	13.78	18.18	285,203	0.87	1.25	2.00	(26.17)	(25.62)
2021	19,096	18.56	24.57	370,412	0.33	1.25	2.00	17.03	17.91
2020	19,888	15.77	20.94	327,185	0.23	1.25	2.00	13.04	13.90
Growth Portfolio
2024	2,250	43.78	67.66	50,952	—	1.25	2.00	27.48	28.45
2023	2,284	34.15	52.94	40,962	—	1.25	2.00	33.21	34.21
2022	2,481	25.50	39.64	35,835	0.35	1.25	2.00	(26.13)	(25.58)
2021	1,343	34.33	53.54	51,124	—	1.25	2.00	20.47	21.38
2020	1,536	28.34	44.33	48,124	0.04	1.25	2.00	40.70	41.76
Contrafund Portfolio
2024	13,474	58.61	65.16	358,331	0.03	1.25	2.00	30.79	31.78
2023	13,680	44.82	49.45	282,103	0.26	1.25	2.00	30.49	31.47
2022	15,936	34.34	37.61	299,420	0.27	1.25	2.00	(27.94)	(27.40)
2021	8,066	47.66	51.81	417,870	0.03	1.25	2.00	24.99	25.93
2020	8,117	38.13	41.14	333,902	0.08	1.25	2.00	27.65	28.61
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid-Cap Portfolio
2024	3,340	$42.45	$44.66	$68,399	0.56%	1.25%	2.00%	15.15%	16.02%
2023	3,340	37.09	38.63	58,981	0.56	1.25	2.00	12.80	13.65
2022	3,611	32.70	34.16	61,084	0.51	1.25	2.00	(16.43)	(15.80)
2021	1,807	38.92	40.78	72,678	0.59	1.25	2.00	23.12	24.04
2020	2,090	31.44	33.04	67,802	0.51	1.25	2.00	15.84	16.72
Investment Grade Bond Portfolio
2024	31,106	12.86	14.82	243,019	3.59	1.25	2.00	(0.24)	0.51
2023	29,089	12.90	14.75	212,052	2.69	1.25	2.00	4.11	4.89
2022	27,646	12.39	14.06	181,895	2.17	1.25	2.00	(14.68)	(14.04)
2021	14,687	14.52	16.36	239,893	2.09	1.25	2.00	(2.57)	(1.84)
2020	13,232	14.90	16.66	220,170	2.33	1.25	2.00	7.22	8.03
Government Money Market Fund
2024	126,092	9.33	10.77	882,091	4.98	1.25	2.00	3.01	3.79
2023	125,303	9.05	10.38	841,842	4.73	1.25	2.00	2.82	3.59
2022	86,380	8.80	10.02	422,585	1.41	1.25	2.00	(0.57)	0.18
2021	44,037	8.86	10.00	438,700	0.01	1.25	2.00	(1.97)	(1.23)
2020	43,638	9.03	10.13	440,369	0.28	1.25	2.00	(1.67)	(0.93)
Janus Henderson Portfolio
Overseas Portfolio
2024	1,007	28.94	47.41	13,928	1.38	1.25	2.00	3.72	4.51
2023	1,008	27.91	45.36	13,394	1.16	1.25	2.00	8.68	9.50
2022	1,233	25.68	41.43	19,802	1.74	1.25	2.00	(10.41)	(9.74)
2021	635	28.66	45.90	23,144	1.14	1.25	2.00	11.34	12.17
2020	727	25.74	40.92	22,946	1.27	1.25	2.00	13.99	14.85
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio
2024	462	19.56	20.55	1,748	5.67	1.75	2.00	4.59	4.85
2023	462	18.70	19.60	1,671	1.86	1.75	2.00	4.45	4.71
2022	674	17.91	18.72	5,380	3.90	1.75	2.00	(14.53)	(14.31)
2021	377	20.95	21.84	7,979	2.87	1.75	2.00	1.23	1.49
2020	406	20.69	21.52	8,481	3.80	1.75	2.00	5.17	5.44
Growth & Income Portfolio
2024	18,395	29.09	32.29	270,431	0.87	1.25	2.00	18.20	19.09
2023	18,476	24.61	27.11	229,284	0.96	1.25	2.00	10.95	11.79
2022	18,651	22.18	24.25	209,139	1.27	1.25	2.00	(11.23)	(10.56)
2021	10,009	24.99	27.12	270,847	1.04	1.25	2.00	26.47	27.42
2020	11,254	19.76	21.28	238,931	1.74	1.25	2.00	0.66	1.42
Mid Cap Stock Portfolio
2024	320	26.07	27.39	3,093	0.47	1.75	2.00	12.61	12.89
2023	320	23.15	24.26	2,747	0.22	1.75	2.00	13.14	13.42
2022	386	20.46	21.39	3,774	0.78	1.75	2.00	(12.97)	(12.75)
2021	206	23.51	24.51	4,969	0.56	1.75	2.00	26.15	26.47
2020	250	18.64	19.38	4,757	1.14	1.75	2.00	0.46	0.71
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2024	11,155	66.96	70.50	335,947	—	1.25	2.00	32.81	33.82
2023	11,156	50.78	52.83	251,165	—	1.25	2.00	46.35	47.44
2022	12,752	34.45	36.01	227,416	—	1.25	2.00	(39.72)	(39.27)
2021	6,390	56.93	59.59	376,140	—	1.25	2.00	15.29	16.16
2020	6,413	49.11	51.56	325,046	—	1.25	2.00	31.61	32.61
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Equity Income Portfolio II
2024	472	$28.22	$29.64	$6,033	1.63%	1.75%	2.00%	9.16%	9.43%
2023	472	25.85	27.09	5,520	2.61	1.75	2.00	7.15	7.42
2022	472	24.12	25.21	5,146	1.56	1.75	2.00	(5.49)	(5.25)
2021	268	25.52	26.61	7,060	1.40	1.75	2.00	22.74	23.05
2020	205	20.80	21.63	4,426	2.11	1.75	2.00	(1.05)	(0.80)
Health Sciences Portfolio II
2024	8,912	72.33	75.98	5,113	—	1.75	2.00	(0.61)	(0.36)
2023	8,912	72.77	76.25	5,158	—	1.75	2.00	0.66	0.91
2022	8,912	72.30	75.57	5,118	—	1.75	2.00	(14.41)	(14.20)
2021	68	84.48	88.07	5,972	—	1.75	2.00	10.60	10.87
2020	68	76.38	79.44	5,393	—	1.75	2.00	26.70	27.02
Moderate Allocation Portfolio
2024	4,377	25.07	27.42	58,078	2.30	1.25	2.00	7.86	8.68
2023	4,388	23.24	25.23	53,741	2.82	1.25	2.00	13.07	13.92
2022	4,397	20.56	22.14	47,417	1.55	1.25	2.00	(19.93)	(19.33)
2021	2,245	25.67	27.45	61,390	0.98	1.25	2.00	7.88	8.70
2020	2,241	24.48	25.25	56,440	1.37	1.25	2.00	12.27	13.11
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2024	398	41.06	43.13	8,546	1.38	1.95	2.20	12.55	12.84
2023	399	36.48	38.22	7,597	0.71	1.95	2.20	13.32	13.60
2022	400	32.19	33.65	6,711	1.13	1.95	2.20	(20.59)	(20.39)
2021	200	40.54	42.26	8,458	1.09	1.95	2.20	21.65	21.96
2020	201	33.32	34.65	6,958	1.49	1.95	2.20	15.50	15.79
Real Estate Index Portfolio
2024	403	24.24	25.46	4,126	3.13	1.95	2.20	2.45	2.70
2023	403	23.66	24.79	4,024	—	1.95	2.20	9.28	9.55
2022	462	21.65	22.63	4,944	1.98	1.95	2.20	(27.90)	(27.72)
2021	240	30.03	31.31	7,402	2.14	1.95	2.20	37.16	37.50
2020	265	21.89	22.77	5,948	2.51	1.95	2.20	(6.93)	(6.70)
Total Bond Market Index Portfolio
2024	154	11.43	12.01	1	—	1.95	2.20	(0.98)	(0.73)
2023	154	11.54	12.09	1	7.51	1.95	2.20	3.29	3.54
2022	265	11.17	11.68	1,245	2.49	1.95	2.20	(15.10)	(14.89)
2021	154	13.16	13.72	2,027	2.16	1.95	2.20	(3.86)	(3.61)
2020	154	13.69	14.24	2,100	2.66	1.95	2.20	5.24	5.50
Total Stock Market Index Portfolio
2024	679	47.05	49.43	14,031	1.23	1.95	2.20	21.00	21.31
2023	679	38.88	40.74	11,588	1.23	1.95	2.20	23.22	23.53
2022	761	31.56	32.98	11,978	1.39	1.95	2.20	(21.34)	(21.14)
2021	395	40.12	41.83	16,333	1.24	1.95	2.20	22.91	23.21
2020	432	32.64	33.95	14,466	1.57	1.95	2.20	17.93	18.22
Capital Growth Portfolio
2024	—	60.54	63.59	4	1.01	1.95	2.20	10.92	11.20
2023	—	54.57	57.18	4	1.01	1.95	2.20	25.22	25.53
2022	—	43.58	45.55	3	—	1.95	2.20	(17.32)	(17.11)
2021	—	52.71	54.96	4	—	1.95	2.20	18.90	19.20
2020	—	44.34	46.11	3	3.85	1.95	2.20	14.91	15.20
								(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2025, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2024 that require disclosure or adjustment to the financial statements at that date or for the period ended.